8. Income Taxes (Details - Tax reconciliation) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected tax at 21% (2017) and 15% (2016)			$ (868)	$ (16,541)
Change in valuation allowance			868	16,541
Provision for income taxes	$ 0	$ 0	$ 0	$ 0